RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Salaries And Benefits	$ 1,228	$ 1,021
Office And Miscellaneous	1,189	647
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries And Benefits	878	766
Office And Miscellaneous	461	403
Total Cost	$ 1,339	$ 1,169